Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Equity ETF Trust I
Entity Central Index Key	0002034928
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Capital Group U.S. Large Growth ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Large Growth ETF
Class Name	Capital Group U.S. Large Growth ETF
Trading Symbol	CGGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group U.S. Large Growth ETF (the "fund") for the period from June 24, 2025, commencement of operations, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGG	$ 18 *	0.39% †
*
Based on operations for the period from June 24, 2025 to November 30, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 56,250,000
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 56,250
Total number of portfolio holdings	40
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital Group U.S. Large Value ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Large Value ETF
Class Name	Capital Group U.S. Large Value ETF
Trading Symbol	CGVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group U.S. Large Value ETF (the "fund") for the period from June 24, 2025, commencement of operations, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGVV	$ 15 *	0.33% †
*
Based on operations
for
the period from June 24, 2025 to November 30, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.33%	[2]
Net Assets	$ 48,450,000
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 48,450
Total number of portfolio holdings	58
Portfolio turnover rate	52%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital Group U.S. Small and Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Small and Mid Cap ETF
Class Name	Capital Group U.S. Small and Mid Cap ETF
Trading Symbol	CGMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group U.S. Small and Mid Cap ETF (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMM	$ 27	0.51% *
* Annualized .
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[2]
Net Assets	$ 1,011,000,000
Holdings Count | Holding	93
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,011
Total number of portfolio holdings	93
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Based on operations for the period from June 24, 2025 to November 30, 2025. Expenses for the full 6 months would be higher.
[2]	Annualized.